Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2025
Accounts payable and accrued liabilities [Abstract]
Accounts payable and accrued liabilities
12.
Accounts payable and accrued liabilities
2025 2024
Trade payables $ 190,717 $ 129,832
Non-trade payables 127,054 121,644
Payables due to related parties [notes 23, 30] 553,584 367,559
Total $ 871,355 $ 619,035
The Company’s exposure to currency and liquidity risk related to trade and other payables is disclosed in note 25.